Warranty Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Warranty Liabilities [Abstract]
Schedule of Warranty Liabilities	The warranty liabilities as of September 30, 2023 and 2022 are set out below:
	As of September 30, 2023	As of September 30, 2022
	$	$
Warranty liabilities
Current portion	20,392	2,643
Non-current portion	40,783	5,285
Total	61,175	7,928